Related Party Transactions - Summary of Transactions Prior Liquidation (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Payables	₩ 0	₩ 20,857
Acquisition of right of use assets [member]
Statement [Line Items]
Dividend Income			₩ 776
Acquisition of right of use assets [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income			776
Finance costs [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Payables			2,225
Interest Expense [member]
Statement [Line Items]
Payables	205	917	2,225
Interest Expense [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income	205	917
Dividend Income [member]
Statement [Line Items]
Payables	48,779	17,345	15,354
Dividend Income [member] | K-Realty CR-REITs No.1 [member]
Statement [Line Items]
Dividend Income	40,142	8,061
Payables			10,928
Dividend Income [member] | Others [member]
Statement [Line Items]
Dividend Income	8,637	43
Payables			146
Dividend Income [member] | Korea Information & Technology Investment Fund (KIF Investment Fund) [member]
Statement [Line Items]
Payables		9,241	₩ 4,280
Interest income [member]
Statement [Line Items]
Dividend Income	223	14
Interest income [member] | K Bank [member]
Statement [Line Items]
Dividend Income		₩ 14
Interest income [member] | Korea Information & Technology Investment Fund (KIF Investment Fund) [member]
Statement [Line Items]
Dividend Income	₩ 223